UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2013

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 95.3%	SHARES	VALUE
Argentina - 0.4%
MercadoLibre, Inc.	15,400	$1,659,966

Australia - 2.1%
Aurizon Holdings Ltd.	620,587	2,703,965
Australia & New Zealand Banking Group Ltd. (ADR)	20,164	581,731
Macquarie Group Ltd.	61,374	3,014,992
Sydney Airport	65,029	220,632
Westpac Banking Corp. (ADR)	47,661	1,384,552
		7,905,872

Austria - 0.5%
OMV AG (ADR)	447	21,363
Voestalpine AG	40,195	1,934,518
		1,955,881

Belgium - 0.5%
Ageas (ADR)	10,394	444,967
Umicore SA	29,800	1,394,191
		1,839,158

Brazil - 1.0%
Itau Unibanco Holding SA (ADR)	119,159	1,616,988
Localiza Rent A Car SA	82,100	1,158,117
Natura Cosmeticos SA	58,503	1,025,864
		3,800,969

Canada - 3.1%
Canadian National Railway Co., Toronto Exchange	60,576	3,448,794
Intact Financial Corp.	55,700	3,632,518
Lululemon Athletica, Inc.*	43,223	2,551,454
Suncor Energy, Inc. Toronto Exchange	63,100	2,209,123
		11,841,889

China - 0.2%
BOC Hong Kong Holdings Ltd. (ADR)	9,418	607,649

Denmark - 1.3%
H Lundbeck A/S (ADR)	3,186	81,052
Novo Nordisk A/S, Series B*	26,949	4,947,556
		5,028,608

Finland - 0.7%
Kone Oyj, Series B	55,600	2,512,759
Metso Oyj (ADR)	382	16,376
Sampo Oyj (ADR)	6,280	154,865
		2,684,000

France - 10.1%
Accor SA	38,672	1,827,650
Air Liquide SA	34,040	4,821,530
AXA SA (ADR)	57,111	1,592,826
BNP Paribas SA	39,497	3,082,948
BNP Paribas SA (ADR)	32,624	1,278,861
Carrefour SA	66,086	2,623,342
Casino Guichard Perrachon SA (ADR)	232	5,324
Cie Generale des Etablissements Michelin	31,868	3,391,997
Credit Agricole SA (ADR)*	45,389	291,397
Dassault Systemes	18,176	2,259,703
Eutelsat Communications SA	46,539	1,453,366
Kering SA	8,919	1,888,213
Orange SA (ADR)	19,605	242,122
Publicis Groupe	40,000	3,665,634
Sanofi SA	29,686	3,154,430
Sanofi SA (ADR)	18,815	1,009,049
Schneider Electric SA	37,603	3,284,838
Schneider Electric SA (ADR)	10,469	183,731
SCOR SE	48,397	1,771,456
Suez Environnement Co. (ADR)	7,785	70,299
Valeo SA (ADR)	5,061	281,442
Veolia Environnement SA (ADR)	20,173	330,030
		38,510,188

Germany - 5.2%
adidas AG	26,621	3,398,013
Allianz SE (ADR)	81,386	1,475,528
Brenntag AG	11,594	2,152,605
Celesio AG (ADR)	1,338	8,403
Commerzbank AG (ADR)	0	2
Continental AG	13,418	2,946,988
Continental AG (ADR)	47	2,088
Deutsche Bank AG	68,494	3,272,436
Deutsche Post AG	84,202	3,074,471
Deutsche Post AG (ADR)	42,707	1,567,347
K+S AG (ADR)	1,427	22,147
Merck KGaA (ADR)	1,322	79,254
Muenchener Rueckversicherungs AG (ADR)	11,744	261,163
SAP AG	20,765	1,782,756
		20,043,201

Hong Kong - 3.1%
AIA Group Ltd.	1,155,804	5,798,435
Bank of East Asia Ltd. (ADR)	4,916	20,352
Hang Seng Bank Ltd. (ADR)	33,792	550,134
Hong Kong Exchanges and Clearing Ltd.	229,797	3,828,987
Johnson Electric Holdings Ltd. (ADR) (b)	953	9,148
PCCW Ltd. (ADR)	2,412	10,854
SJM Holdings Ltd.	550,000	1,837,128
		12,055,038

Ireland - 0.6%
Kerry Group plc	35,272	2,454,277

Israel - 0.6%
Check Point Software Technologies Ltd.*	36,300	2,342,076

Italy - 1.2%
Gtech SpA (ADR)	713	21,968
Intesa Sanpaolo SpA	664,200	1,641,812
Intesa Sanpaolo SpA (ADR)	9,985	149,276
Mediobanca SpA*	288,414	2,527,410
Snam SpA (ADR)	2,917	32,641
Terna Rete Elettrica Nazionale SpA (ADR)	2,438	37,323
		4,410,430

Japan - 14.0%
Astellas Pharma, Inc.	35,700	2,113,068
Eisai Co. Ltd. (ADR)	273	10,628
FANUC Corp.	26,043	4,762,983
Isuzu Motors Ltd.	279,000	1,733,561
Japan Exchange Group, Inc.	43,500	1,235,300
Kubota Corp.	243,824	4,028,407
Lawson, Inc.	20,300	1,517,847
Mitsubishi Estate Co. Ltd.	129,221	3,861,099
Mitsui Fudosan Co. Ltd.	45,256	1,627,419
Mizuho Financial Group, Inc. (ADR)	299,833	1,307,272
MS&AD Insurance Group Holdings (ADR)	32,501	435,513
Nabtesco Corp.	96,200	2,216,379
Nippon Telegraph & Telephone Corp. (ADR)	65,352	1,767,118
Nissan Motor Co. Ltd.	237,700	1,996,359
Nissan Motor Co. Ltd. (ADR)	47,304	794,707
Nomura Holdings, Inc. (ADR)	134,718	1,046,759
ORIX Corp.	162,600	2,853,282
Sekisui House Ltd.	106,000	1,480,405
Softbank Corp.	39,939	3,490,939
Sony Corp. (ADR)	31,498	544,600
Sumitomo Mitsui Trust Holdings, Inc.	746,736	3,930,376
Takeda Pharmaceutical Co. Ltd. (ADR)	9,293	213,925
Tokyo Gas Co. Ltd.	313,118	1,540,973
Toyota Motor Corp.	129,836	7,919,312
Toyota Motor Corp. (ADR)	8,153	994,014
		53,422,245

Luxembourg - 0.1%
Ipsen SA (ADR)	31,999	384,948

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	385,027

Netherlands - 4.1%
Aegon NV	68,046	645,076
ASML Holding NV	23,905	2,241,069
ING Groep NV (CVA)*	279,220	3,885,707
Koninklijke Ahold NV (ADR)	49,272	887,389
Koninklijke DSM NV	18,158	1,430,087
Koninklijke Philips NV	43,640	1,613,371
Unilever NV, NY Shares	55,174	2,219,650
Unilever NV (CVA)	65,504	2,642,208
Wolters Kluwer NV (ADR)	9,329	266,156
		15,830,713

New Zealand - 0.0%
Telecom Corp of New Zealand Ltd. (ADR)	17,592	166,702

Norway - 2.3%
DnB ASA	150,301	2,687,263
DNB ASA (ADR)	237	42,707
Orkla ASA	305,000	2,378,281
Petroleum Geo-Services ASA	99,503	1,171,540
Statoil ASA (ADR)	85,592	2,065,335
Yara International ASA (ADR)	7,638	327,899
		8,673,025

Philippines - 0.4%
Philippine Long Distance Telephone Co. (ADR)	26,348	1,582,988

Portugal - 0.0%
Portugal Telecom SGPS SA (ADR)	27,205	117,526

Russia - 1.5%
Sberbank of Russia (ADR)	124,300	1,563,694
Yandex NV*	93,072	4,016,057
		5,579,751

Singapore - 0.1%
Singapore Telecommunications Ltd. (ADR)	19,226	559,476

South Africa - 1.2%
Aspen Pharmacare Holdings Ltd.	79,306	2,030,596
Clicks Group Ltd.	323,500	1,935,452
MTN Group Ltd. (ADR)	19,801	415,821
Nedbank Group Ltd. (ADR)	3,694	74,139
Tiger Brands Ltd. (ADR)	1,852	47,522
		4,503,530

Spain - 3.5%
Amadeus IT Holding SA	89,478	3,834,852
Banco Bilbao Vizcaya Argentaria SA	159,500	1,966,477
Banco Bilbao Vizcaya Argentaria SA (ADR)	94,900	1,175,811
Banco Santander SA (ADR)	113,939	1,033,427
Enagas SA (ADR)	1,647	21,609
Ferrovial SA (ADR)	277	5,321
Inditex SA	17,104	2,823,298
Telefonica SA	163,835	2,671,635
		13,532,430

Sweden - 3.5%
Assa Abloy AB, Series B	120,266	6,357,658
Atlas Copco AB (ADR):
Class A	26,571	739,737
Class B	9,799	249,580
Hennes & Mauritz AB, B Shares	65,809	3,032,503
Modern Times Group AB, Series B	38,630	2,002,445
Sandvik AB (ADR)	3,490	49,348
SKF AB (ADR)	618	16,340
Svenska Handelsbanken AB (ADR)	8,060	198,921
Swedbank AB (ADR)	9,373	265,350
Tele2 AB (ADR)	76,185	432,502
		13,344,384

Switzerland - 9.0%
Aryzta AG*	22,882	1,757,683
Clariant AG*	112,036	2,052,116
Credit Suisse Group AG*	89,922	2,753,858
Julius Baer Group Ltd.*	88,604	4,262,783
Novartis AG	77,030	6,159,286
Novartis AG (ADR)	20,338	1,634,768
Roche Holding AG	30,899	8,647,348
Roche Holding AG (ADR)	35,898	2,520,040
Swatch Group AG, Bearer Shares	5,730	3,793,402
Swiss Re AG (ADR)	2,183	201,666
Zurich Insurance Group AG (ADR)*	19,127	557,935
		34,340,885

Taiwan - 1.5%
MediaTek, Inc.	92,000	1,369,034
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	240,400	4,192,576
		5,561,610

Thailand - 0.2%
Kasikornbank PCL	189,400	913,570

United Kingdom - 20.2%
Admiral Group plc (ADR)	2,192	47,939
Aon plc	46,100	3,867,329
ARM Holdings plc	67,378	1,227,205
AstraZeneca plc (ADR)	14,820	879,863
Barclays plc (ADR)	18,297	331,725
BG Group plc	169,195	3,638,279
British Land Co. plc (ADR)	3,553	36,667
British Sky Broadcasting Group plc	111,195	1,555,353
BT Group plc (ADR)	25,056	1,581,785
Bunzl plc (ADR)	13,521	325,315
Burberry Group plc	71,290	1,791,138
Capita plc	142,516	2,451,671
Catlin Group Ltd. (ADR)	1,400	27,020
Compass Group plc	238,626	3,828,197
Experian plc	203,250	3,752,467
GlaxoSmithKline plc (ADR)	23,616	1,260,858
HSBC Holdings plc:
Hong Kong Exchange	248,000	2,691,428
London Exchange	354,798	3,894,957
HSBC Holdings plc (ADR)	24,519	1,351,732
Inmarsat plc	188,126	2,357,066
J Sainsbury plc (ADR)	7,016	172,418
Johnson Matthey plc	51,142	2,780,061
Kingfisher plc	687,760	4,384,906
Legal & General Group plc (ADR)	569	10,498
Liberty Global plc*	32,600	2,901,074
Man Group plc (ADR)	35,123	47,416
Old Mutual plc (ADR)	845	21,172
Pearson plc	128,430	2,854,279
Persimmon plc*	223,203	4,583,239
Prudential plc	143,736	3,192,063
Reckitt Benckiser Group plc (s)	55,943	4,443,798
Reckitt Benckiser Group plc (ADR)	16,688	268,510
SSE plc (ADR)	56,368	1,282,936
Tate & Lyle plc	130,361	1,747,823
The Sage Group plc (ADR)	57	1,525
UBM plc	162,864	1,770,639
Unilever plc	81,300	3,344,210
Unilever plc (ADR)	53,027	2,184,712
United Utilities Group plc (ADR)	16,624	373,541
WPP plc	180,403	4,125,951
		77,388,765

United States - 3.0%
Accenture plc	34,300	2,820,146
Applied Industrial Technologies, Inc.	8,729	428,507
Bioceptive, Inc. - Series A Preferred (a)(b)(i)*	582,574	299,967
Bristol-Myers Squibb Co.	22,155	1,177,538
CVS Caremark Corp.	24,500	1,753,465
Nielsen Holdings NV	94,700	4,345,783
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Unit Corp.*	10,868	561,006
Wynn Resorts Ltd.	1,044	202,755
		11,589,167

Total Equity Securities (Cost $289,978,549)		365,015,944

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.5%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$593,200	573,165
Blackstone Cleantech Venture Partners (b)(i)*	72,560	43,509
China Environment Fund 2004 (b)(i)*	-	132,804
Emerald Sustainability Fund I (b)(i)*	433,916	261,943
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	324,686
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	330,924	363,724
SEAF India International Growth Fund (b)(i)*	283,775	145,853
ShoreCap International LLC (b)(i)*	-	125,643
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,583,965)		1,971,328

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/31/17 (b)(i)	$455,852	455,852
FINAE:
Note I, 6.50%, 12/17/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Windhorse International-Spring Health Water Ltd., 8.00%, 3/14/13 (b)(i)(x)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $1,275,852)		1,258,352

HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14 (b)(i)(r)	4,431,583	4,370,117

Total High Social Impact Investments (Cost $4,431,583)		4,370,117

TIME DEPOSIT - 3.1%
State Street Bank Time Deposit, 0.083%, 1/2/14	11,969,042	11,969,042

Total Time Deposit (Cost $11,969,042)		11,969,042

TOTAL INVESTMENTS (Cost $310,238,991) - 100.4%		384,584,783
Other assets and liabilities, net - (0.4%)		(1,657,249)
NET ASSETS - 100%		$382,927,534

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 2.2% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 42,500 shares of Reckitt Benckiser Group plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(x) Windhorse International-Spring Health Water Ltd. Is currently in default for principal.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
PCL: Public Company Limited
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/31/17	10/11/12	$455,852
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 1/17/13	593,200
Bioceptive, Inc. - Series A Preferred	10/26/12 - 12/18/13	252,445
Blackstone Cleantech Venture Partners LP	7/29/10 - 10/28/13	72,560
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	433,916
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/17/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	330,924
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	283,775
ShoreCap International LLC, LP	8/12/04 - 12/15/08	—
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 8.00%, 3/14/13	9/13/11 - 7/13/12	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Aerospace & Defense - 2.1%
Hexcel Corp.*	190,100	$8,495,569

Auto Components - 2.7%
TRW Automotive Holdings Corp.*	145,000	10,786,550

Biotechnology - 2.1%
Myriad Genetics, Inc.*	409,025	8,581,344

Capital Markets - 3.0%
Waddell & Reed Financial, Inc.	182,775	11,902,308

Chemicals - 2.3%
Ecolab, Inc.	86,575	9,027,175

Commercial Services & Supplies - 1.2%
Herman Miller, Inc.	164,600	4,858,992

Communications Equipment - 4.3%
F5 Networks, Inc.*	63,425	5,762,796
Ubiquiti Networks, Inc.*	248,850	11,437,146
		17,199,942

Containers & Packaging - 1.6%
Owens-Illinois, Inc.*	183,325	6,559,368

Diversified Consumer Services - 5.5%
Grand Canyon Education, Inc.*	237,500	10,355,000
Sotheby's	222,350	11,829,020
		22,184,020

Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc.*	199,900	10,844,575

Energy Equipment & Services - 4.9%
Hornbeck Offshore Services, Inc.*	193,500	9,526,005
Unit Corp.*	199,300	10,287,866
		19,813,871

Food Products - 1.6%
Ingredion, Inc.	90,800	6,216,168

Gas Utilities - 1.5%
AGL Resources, Inc.	123,200	5,818,736

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	151,225	10,632,630
WellCare Health Plans, Inc.*	128,550	9,052,491
		19,685,121

Household Durables - 2.2%
The Ryland Group, Inc.	204,375	8,871,919

Household Products - 3.2%
Church & Dwight Co., Inc.	195,875	12,982,595

Insurance - 4.9%
American Equity Investment Life Holding Co.	339,820	8,964,452
American Financial Group, Inc.	181,350	10,467,522
		19,431,974

Internet Software & Services - 3.1%
AOL, Inc.*	267,300	12,461,526

IT Services - 6.7%
DST Systems, Inc.	147,850	13,415,909
NeuStar, Inc.*	40,135	2,001,131
Syntel, Inc.*	127,375	11,584,756
		27,001,796

Leisure Equipment & Products - 3.1%
Polaris Industries, Inc.	85,600	12,466,784

Machinery - 7.2%
AGCO Corp.	168,350	9,964,636
The Middleby Corp.*	37,290	8,948,481
Valmont Industries, Inc.	66,350	9,894,112
		28,807,229

Media - 2.7%
Gannett Co., Inc.	359,460	10,632,827

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	78,600	5,961,024

Oil, Gas & Consumable Fuels - 2.5%
SM Energy Co.	118,700	9,865,157

Pharmaceuticals - 2.4%
Questcor Pharmaceuticals, Inc.	175,675	9,565,504

Road & Rail - 2.3%
Old Dominion Freight Line, Inc.*	174,650	9,259,943

Semiconductors & Semiconductor Equipment - 2.6%
Synaptics, Inc.*	200,075	10,365,886

Specialty Retail - 9.5%
Express, Inc.*	417,600	7,796,592
Lithia Motors, Inc.	158,400	10,996,128
Ross Stores, Inc.	150,425	11,271,345
Ulta Salon, Cosmetics & Fragrance, Inc.*	83,225	8,032,877
		38,096,942

Trading Companies & Distributors - 3.1%
WESCO International, Inc.*	135,250	12,317,218

Total Equity Securities (Cost $308,252,918)		390,062,063

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14 (b)(i)(r)	$1,419,488	1,399,800

Total High Social Impact Investments (Cost $1,419,488)		1,399,800

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.083%, 1/2/14	8,331,543	8,331,543

Total Time Deposit (Cost $8,331,543)		8,331,543

TOTAL INVESTMENTS (Cost $318,003,949) - 99.8%		399,793,406
Other assets and liabilities, net - 0.2%		816,460
NET ASSETS - 100%		$400,609,866

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 0.3% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATE	COST
Calvert Social Investment Foundation Notes, 0.65%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 93.9%	SHARES	VALUE
Australia - 1.5%
Crown Resorts Ltd.	70,269	$1,057,163
GrainCorp Ltd.	35,475	269,228
		1,326,391

Austria - 3.3%
IMMOFINANZ AG*	418,524	1,942,203
Lenzing AG	4,090	234,630
Wienerberger AG	45,247	718,510
		2,895,343

Belgium - 0.5%
Befimmo SA	6,306	438,346

Brazil - 0.5%
ALL - America Latina Logistica SA	99,652	277,087
GP Investments Ltd. (BDR)*	93,130	169,740
		446,827

China - 0.8%
Greatview Aseptic Packaging Co. Ltd.	268,063	158,336
Integrated Waste Solutions Group Holdings Ltd. (b)*	1,776,000	93,933
Mindray Medical International Ltd. (ADR)	11,438	415,886
		668,155

Denmark - 2.6%
D/S Norden A/S	26,109	1,374,348
NKT Holding A/S	17,874	883,425
		2,257,773

Finland - 0.8%
Ramirent Oyj	52,451	661,267

France - 4.2%
Cie Generale des Etablissements Michelin	11,858	1,262,153
Nexans SA	13,717	695,992
UBISOFT Entertainment*	50,256	711,841
Vallourec SA	18,642	1,017,162
		3,687,148

Germany - 5.4%
DMG MORI SEIKI AG	16,132	514,566
Hugo Boss AG	5,649	805,590
Jungheinrich AG, Preferred	672	43,791
Leoni AG	9,415	704,794
Rhoen Klinikum AG	43,888	1,285,314
Talanx AG	22,721	771,696
Tom Tailor Holding AG*	24,065	547,107
		4,672,858

Hong Kong - 0.3%
Techtronic Industries Co.	90,189	256,472

India - 0.2%
Yes Bank Ltd.	23,825	142,823

Ireland - 0.7%
Paddy Power plc	7,050	602,259

Italy - 4.8%
Banca Generali SpA	29,149	904,068
Buzzi Unicem SpA	94,714	1,710,878
Piaggio & C SpA	266,387	885,304
Prysmian SpA	27,183	700,767
		4,201,017

Japan - 24.3%
Amada Co. Ltd.	73,000	642,924
Aozora Bank Ltd.	522,877	1,480,380
Azbil Corp.	44,400	1,033,912
Chugoku Marine Paints Ltd.	112,000	593,758
Credit Saison Co. Ltd.	31,163	818,934
Daiichikosho Co. Ltd.	24,682	697,864
Daiseki Co. Ltd.	56,600	1,106,672
Doshisha Co. Ltd.	71,000	999,686
FamilyMart Co. Ltd.	14,919	681,068
Hogy Medical Co. Ltd.	9,100	478,970
Hokuto Corp.	55,600	1,043,276
Horiba Ltd.	15,700	535,490
Ibiden Co. Ltd.	40,400	754,609
Makita Corp.	15,270	800,821
Namco Bandai Holdings, Inc.	61,200	1,357,093
Nitori Holdings Co. Ltd.	7,488	709,281
Secom Co. Ltd.	19,300	1,162,529
SKY Perfect JSAT Holdings, Inc.	163,600	884,408
Stanley Electric Co. Ltd.	37,696	862,401
Star Micronics Co. Ltd.	59,100	688,391
Tatsuta Electric Wire and Cable Co. Ltd.	104,470	630,264
The Bank of Yokohama Ltd.	192,300	1,070,617
Toyota Industries Corp.	23,000	1,036,863
Yamaha Corp.	70,000	1,109,971
		21,180,182

Malaysia - 1.3%
PureCircle Ltd.*	117,558	1,144,620

Netherlands - 4.0%
Delta Lloyd NV	57,843	1,437,771
Koninklijke DSM NV	13,079	1,030,075
Wereldhave NV	12,484	983,386
		3,451,232

Norway - 4.5%
Aker ASA	22,150	810,299
Norwegian Air Shuttle AS*	20,004	620,376
Opera Software ASA	58,299	796,886
Petroleum Geo-Services ASA	89,550	1,054,354
TGS Nopec Geophysical Co. ASA	25,595	678,203
		3,960,118

Panama - 1.2%
Banco Latinoamericano de Exportaciones SA	36,914	1,034,330

Russia - 0.4%
Eurasia Drilling Co. Ltd. (GDR)	7,549	339,705

Singapore - 0.4%
Ascendas India Trust	657,500	354,181

South Africa - 0.2%
Foschini Group Ltd.	17,213	157,041

South Korea - 4.1%
Daum Communications Corp.*	2,879	229,152
DGB Financial Group, Inc.*	47,340	740,143
Dongbu Insurance Co. Ltd.	5,210	277,446
Grand Korea Leisure Co. Ltd.	7,363	281,864
NongShim Co. Ltd.*	4,313	1,025,786
Samsung Card Co. Ltd.*	29,260	1,036,930
		3,591,321

Sweden - 2.2%
Industrivarden AB, C Shares	69,374	1,319,940
Intrum Justitia AB	22,423	627,909
		1,947,849

Switzerland - 4.1%
Baloise Holding AG	8,361	1,066,662
GAM Holding AG*	91,707	1,786,868
Sonova Holding AG*	5,516	743,354
		3,596,884

United Kingdom - 21.6%
Arrow Global Group plc*	153,176	675,898
Ashtead Group plc	60,522	762,304
Bank of Georgia Holdings plc	7,193	285,507
Beazley plc	260,195	1,172,490
Catlin Group Ltd.	178,722	1,719,418
Close Brothers Group plc	25,135	571,524
Colt Group SA*	292,330	622,070
Countrywide plc	68,680	677,249
Debenhams plc	568,607	687,917
Dialight plc	43,228	613,254
Entertainment One Ltd.*	122,811	527,562
F&C Asset Management plc	679,202	1,035,590
Greggs plc	158,272	1,129,220
Inmarsat plc	54,597	684,056
Investec plc	165,316	1,198,929
Jupiter Fund Management plc	126,527	807,319
Monitise plc*	614,393	682,216
NCC Group plc	101,665	311,705
Paragon Group of Co.'s plc	99,567	612,196
Provident Financial plc	30,562	822,563
Speedy Hire plc	696,839	739,118
Synthomer plc	167,068	704,664
Vesuvius plc	79,452	671,547
William Morrison Supermarkets plc	259,311	1,121,664
		18,835,980

Total Equity Securities (Cost $66,295,190)		81,850,122

TIME DEPOSIT - 5.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$4,845,004	4,845,004

Total Time Deposit (Cost $4,845,004)		4,845,004

TOTAL INVESTMENTS (Cost $71,140,194) - 99.5%		86,695,126
Other assets and liabilities, net - 0.5%		466,313
NET ASSETS - 100%		$87,161,439

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
BDR: Brazilian Depositary Receipts
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 89.4%	SHARES	VALUE
Brazil - 12.9%
Banco do Brasil SA	91,937	$950,837
Cia de Saneamento Basico do Estado de Sao Paulo SA	104,700	1,174,255
Cosan Ltd.	67,229	922,382
Gerdau SA (ADR)	54,292	425,649
Grendene SA	94,100	721,530
M Dias Branco SA	14,800	627,318
Petroleo Brasileiro SA, Preferred	156,400	1,132,272
		5,954,243

China - 17.9%
China Dongxiang Group Co.	3,740,000	636,682
China Merchants Holdings International Co. Ltd.	395,966	1,445,178
Franshion Properties China Ltd.	3,778,000	1,305,791
Industrial & Commercial Bank of China Ltd.	1,826,129	1,234,070
Ping An Insurance Group Company of China Ltd.	195,500	1,756,082
Prince Frog International Holdings Ltd.	989,000	406,878
Shenzhen International Holdings Ltd.	3,600,000	450,351
Tencent Holdings Ltd.	15,800	1,006,610
		8,241,642

Colombia - 1.6%
Pacific Rubiales Energy Corp.	41,334	712,669

Hong Kong - 8.0%
Cathay Pacific Airways Ltd.	487,000	1,032,542
China Mengniu Dairy Company Ltd.	211,000	1,002,760
Samsonite International SA*	362,526	1,098,712
Techtronic Industries Co.	191,000	543,149
		3,677,163

Indonesia - 3.5%
Bank Rakyat Indonesia Persero Tbk PT	2,679,500	1,596,251

Nigeria - 1.4%
Zenith Bank plc	3,901,269	665,130

Russia - 12.4%
M Video OJSC	96,360	873,734
Magnit OJSC	3,945	1,109,137
Mail.ru Group Ltd. (GDR)	17,343	773,498
Rosneft OAO (GDR)	75,656	576,121
Sberbank of Russia (ADR)	116,822	1,469,555
Sollers OJSC	34,770	910,273
		5,712,318

South Africa - 3.9%
Clicks Group Ltd.	150,237	898,845
Life Healthcare Group Holdings Ltd.	223,375	890,946
		1,789,791

South Korea - 12.4%
Amorepacific Corp.*	747	707,822
Hana Financial Group, Inc.	24,990	1,039,523
Hyundai Motor Co.*	6,559	1,469,848
Samsung Electronics Co. Ltd.	799	1,038,734
Samsung Fire & Marine Insurance Co. Ltd.	2,941	721,769
Youngone Holdings Co. Ltd.*	9,946	743,582
		5,721,278

Taiwan - 7.3%
China Life Insurance Co. Ltd.	387,344	392,497
Greatek Electronics, Inc.*	901,000	831,362
Phison Electronics Corp.	74,982	479,275
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	58,340	1,017,450
Tong Yang Industry Co. Ltd.	421,276	630,426
		3,351,010

Thailand - 0.9%
Bangkok Bank PCL	77,175	418,051

Turkey - 2.5%
Arcelik AS	119,469	675,767
Aygaz AS	129,555	494,577
		1,170,344

United Kingdom - 4.7%
Investec plc	203,749	1,477,658
Petra Diamonds Ltd.*	350,763	687,120
		2,164,778

Total Equity Securities (Cost $39,920,302)		41,174,668

EXCHANGE TRADED PRODUCTS - 0.7%
iShares FTSE A50 China Index ETF	275,300	331,612

Total Exchange Traded Products (Cost $357,473)		331,612

PARTICIPATORY NOTES - 4.3%
China - 4.3%
Daqin Railway Co. Ltd., Merrill Lynch International & Co., 7/6/18 (b)*	328,685	401,226
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18 (b)*	128,400	692,701
Motherson Sumi Systems Ltd., Merrill Lynch International & Co., 5/31/18 (b)*	300,633	887,003

Total Participatory Notes (Cost $1,476,291)		1,980,930

TIME DEPOSIT - 4.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$2,087,007	2,087,007

Total Time Deposit (Cost $2,087,007)		2,087,007

TOTAL INVESTMENTS (Cost $43,841,073) - 98.9%		45,574,217
Other assets and liabilities, net - 1.1%		489,504
NET ASSETS - 100%		$46,063,721

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
ETF: Exchange Traded Fund
GDR: Global Depositary Receipts
PCL: Public Company Limited
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  International Equity and Capital Accumulation each offer five classes of shares of capital stock – Classes A, B, C, I, and Y.  International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.  Class B and Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.  Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2013, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
International Equity	$8,293,939	2.2%
Capital Accumulation	1,399,800	0.3%
International Opportunities	93,933	0.1%
Emerging Markets Equity	1,980,930	4.3%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$364,330,950	-	-	$364,330,950**
Venture capital	-	-	$3,914,674	3,914,674
Other debt obligations	-	$16,339,159	-	16,339,159
TOTAL	$364,330,950	$16,339,159	$3,914,674	$384,584,783

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Exclusive of $684,994 venture capital equity shown in the venture capital heading.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Total
Balance as of 9/30/13	$3,983,544	$3,983,544
Accrued discounts/premiums	-	-
Realized gain (loss)	1,387	1,387
Change in unrealized appreciation (depreciation)	(112,613)	(112,613)
Purchases	708,002	708,002
Sales	(665,646)	(665,646)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 12/31/2013	$3,914,674	$3,914,674

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2013, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($112,613) for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$390,062,063	-	-	$390,062,063
Other debt obligations	-	$9,731,343	-	9,731,343
TOTAL	$390,062,063	$9,731,343	-	$399,793,406

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$81,756,189	-	$93,933	$81,850,122
Other debt obligations	-	$4,845,004	-	4,845,004
TOTAL	$81,756,189	$4,845,004	$93,933**	$86,695,126

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

** Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$41,174,668	-	-	$41,174,668
Exchange traded products	331,612	-	-	331,612
Participatory notes	-	$1,980,930	-	1,980,930
Other debt obligations	-	2,087,007	-	2,087,007
TOTAL	$41,506,280	$4,067,937	-	$45,574,217

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$312,031,627	$318,220,821

Unrealized appreciation	$79,242,362	$88,556,217
Unrealized depreciation	(6,689,205)	(6,983,632)
Net unrealized appreciation/ (depreciation)	$72,553,157	$81,572,585

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$71,844,127	$43,981,402

Unrealized appreciation	$16,126,703	$3,821,242
Unrealized depreciation	(1,275,703)	(2,228,427)
Net unrealized appreciation/ (depreciation)	$14,851,000	$1,592,815

Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation*	International Opportunities
30-Sep-16	-	($1,027,669)	-
30-Sep-17	($83,864,915)	-	-
30-Sep-18	(105,942,268)	-	($2,264,774)
30-Sep-19	(10,386,632)	-	(69,673)

No Expiration Date
Short-term	-	-	-
Long-term	-	-	-

* Capital Accumulation’s use of net capital losses acquired from Calvert Mid Cap Value Fund may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund as of December 31, 2013 are as follows:

AFFILIATES	COST	VALUE
Bioceptive, Inc.	$252,445	$299,967
gNet Defta Development Holdings LLC	400,000	324,686
SEAF Central & Eastern European Growth Fund LLC, LP	347,969	363,724
TOTALS	$1,000,414	$988,377

NOTE D - CAPITAL COMMITMENTS

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $253,591 at December 31, 2013.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2014